NOTE 15 - SEGMENT - Schedule of Operating Activities by Geographic Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 32,824,829	$ 23,699,716	$ 57,491,358	$ 43,119,027	$ 93,203,532	$ 64,702,018	$ 64,702,018
Cost of revenue	32,040,363	22,853,442	55,490,156	41,788,693	91,412,016	63,168,303	63,168,303
Gross profit	784,466	846,274	2,001,202	1,330,334	1,791,516	1,533,715	1,533,715
Operating expenses
General and administration	1,037,184	1,144,452	2,571,450	2,133,950	4,983,176	4,517,631	4,517,631
Operating income (loss)	(252,718)	(298,178)	(570,248)	(803,616)	(3,191,660)	(2,983,916)	(2,983,916)
Other income (expense)	91,074	12,721	249,782	(6,572)	(2,674,101)	(880,085)	(880,085)
Net income (loss)	(161,644)	(285,457)	(320,466)	(810,188)	(5,865,761)	(3,864,001)	$ (3,864,001)
Assets
Current assets	7,097,716		7,097,716		6,436,590	6,566,524
Non-current assets	6,254,445		6,254,445		6,112,894	2,493,118
Liabilities
Current liabilities	6,912,490		6,912,490		6,451,679	2,363,015
Non-current liabilities	261,762		261,762		262,388	275,729
U S A [Member]
Segment Reporting Information [Line Items]
Revenues	32,960,138	23,059,647	57,807,809	41,534,760	94,188,685	60,112,852
Cost of revenue	32,359,937	22,418,046	56,185,823	40,611,998	93,162,695	59,274,781
Gross profit	600,201	641,601	1,621,986	922,762	1,025,990	838,071
Operating expenses
General and administration	845,485	921,793	2,196,441	1,703,093	4,216,107	3,733,579
Operating income (loss)	(245,284)	(280,192)	(574,455)	(780,331)	(3,190,117)	(2,895,508)
Other income (expense)	98,224	13,314	273,179	(16,527)	(2,679,759)	(897,507)
Net income (loss)	(147,060)	(266,878)	(301,276)	(796,858)	(5,869,876)	(3,793,015)
Assets
Current assets	6,381,103		6,381,103		6,496,354	5,783,859
Non-current assets	11,670,900		11,670,900		11,646,662	4,468,491
Liabilities
Current liabilities	5,519,606		5,519,606		5,967,729	1,070,972
Non-current liabilities
Switzerland [Member]
Segment Reporting Information [Line Items]
Revenues	1,334,080	1,236,823	2,681,515	2,262,903	4,913,216	4,681,978
Cost of revenue	1,149,815	1,032,150	2,302,299	1,855,331	4,147,690	3,986,334
Gross profit	184,265	204,673	379,216	407,572	765,526	695,644
Operating expenses
General and administration	191,699	222,659	375,009	430,857	767,069	784,052
Operating income (loss)	(7,434)	(17,986)	4,207	(23,285)	(1,543)	(88,408)
Other income (expense)	(7,150)	(593)	(23,397)	9,955	5,658	17,422
Net income (loss)	(14,584)	(18,579)	(19,190)	(13,330)	4,115	(70,986)
Assets
Current assets	1,425,799		1,425,799		1,172,889	997,216
Non-current assets	768,107		768,107		650,794	609,189
Liabilities
Current liabilities	2,102,070		2,102,070		1,716,603	1,506,594
Non-current liabilities	261,762		261,762		262,388	275,729
Elimination [Member]
Segment Reporting Information [Line Items]
Revenues	(1,469,389)	(596,754)	(2,997,966)	(678,636)	(5,898,369)	(92,812)
Cost of revenue	(1,469,389)	(596,754)	(2,997,966)	(678,636)	(5,898,369)	(92,812)
Gross profit
Operating expenses
General and administration
Operating income (loss)
Other income (expense)
Net income (loss)
Assets
Current assets	(709,186)		(709,186)		(1,232,653)	(214,551)
Non-current assets	(6,184,562)		(6,184,562)		(6,184,562)	(2,584,562)
Liabilities
Current liabilities	(709,186)		(709,186)		(1,232,653)	(214,551)
Non-current liabilities